Commitments and Contingencies - Charter Hire (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Charter Hire for the year ending
2014	$ 85,775
2015	85,775
2016	78,522
2017	31,524
2018 and thereafter	0
Total	$ 281,596